Research and Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses, Net [Abstract]
Schedule of Research and Development Expenses, Net

Composition:

	For the year ended December 31,
	2024	2023	2022

Salaries and related expenses	$-	$4,926	$8,257
Share-based compensation	-	(144)	493
Materials	-	1,530	2,258
Subcontractors and consultants	-	800	1,375
Depreciation	-	121	289
Cost for registration of patents	-	78	140
Others	-	983	1,681
	-	8,294	14,493
Less participation of the IIA	-	17	(222)
Total research and development expenses, net	$-	$8,311	$14,271